Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	NEW PERSPECTIVE FUND
Entity Central Index Key	0000071516
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020
New Perspective Fund | Class 529-F-3
Prospectus:
Trading Symbol	FNFPX
New Perspective Fund | Class 529-F-2
Prospectus:
Trading Symbol	FFPNX
New Perspective Fund | Class T
Prospectus:
Trading Symbol	TNPFX
New Perspective Fund | Class 529-T
Prospectus:
Trading Symbol	TPNFX
New Perspective Fund | Class F-3
Prospectus:
Trading Symbol	FNPFX
New Perspective Fund | Class R-5E
Prospectus:
Trading Symbol	RNPHX
New Perspective Fund | Class R-2E
Prospectus:
Trading Symbol	RPEBX
New Perspective Fund | Class R-6
Prospectus:
Trading Symbol	RNPGX
New Perspective Fund | Class F-2
Prospectus:
Trading Symbol	ANWFX
New Perspective Fund | Class 529-F-1
Prospectus:
Trading Symbol	CNPFX
New Perspective Fund | Class 529-E
Prospectus:
Trading Symbol	CNPEX
New Perspective Fund | Class 529-C
Prospectus:
Trading Symbol	CNPCX
New Perspective Fund | Class 529-A
Prospectus:
Trading Symbol	CNPAX
New Perspective Fund | Class F-1
Prospectus:
Trading Symbol	NPFFX
New Perspective Fund | Class C
Prospectus:
Trading Symbol	NPFCX
New Perspective Fund | Class R-5
Prospectus:
Trading Symbol	RNPFX
New Perspective Fund | Class R-4
Prospectus:
Trading Symbol	RNPEX
New Perspective Fund | Class R-3
Prospectus:
Trading Symbol	RNPCX
New Perspective Fund | Class R-2
Prospectus:
Trading Symbol	RNPBX
New Perspective Fund | Class R-1
Prospectus:
Trading Symbol	RNPAX
New Perspective Fund | Class A
Prospectus:
Trading Symbol	ANWPX